Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 92.1%
Communication Services — 7.7%
Diversified Telecommunication Services — 1.6%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$80,189
AT&T Inc., Senior Notes	5.375%	8/15/35	290,000	298,791
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	52,251
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	134,842
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	187,706
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	262,965
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	89,991
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	51,863
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	92,775
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	46,179
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	86,209
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	619,131
Total Diversified Telecommunication Services				2,002,892
Entertainment — 0.4%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	210,000	213,294 (a)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	169,932
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	93,281
Total Entertainment				476,507
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	5.250%	5/15/55	250,000	250,731
Media — 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	528,201
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	115,282
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	100,000	100,993
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	57,653
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	256,998
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	302,698
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	63,491
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	160,000	108,443
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	10,000	10,126
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	50,651
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	176,103
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	246,286
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	185,129
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,037,126
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	6.050%	5/15/55	$200,000	$206,837
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	153,518 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	512,175
Paramount Global, Senior Notes	7.875%	7/30/30	270,000	301,541
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	481,172
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	187,323
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	218,631
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	10,467
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	45,847
Total Media				5,356,691
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	909,989
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	176,778
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	157,717
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	230,000	235,103
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	198,620
Total Wireless Telecommunication Services				1,678,207

Total Communication Services				9,765,028
Consumer Discretionary — 5.5%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	280,000	273,455 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	150,000	149,072 (a)
Total Automobile Components				422,527
Automobiles — 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	253,813
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	393,648
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	183,571
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	289,322
Hyundai Capital America, Senior Notes	5.250%	1/8/27	200,000	202,213 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	620,000	633,144 (a)
Total Automobiles				1,955,711
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	4.250%	8/22/57	300,000	252,301
Diversified Consumer Services — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	71,944
Washington University, Senior Notes	3.524%	4/15/54	90,000	66,508
Washington University, Senior Notes	4.349%	4/15/2122	110,000	85,644
Total Diversified Consumer Services				224,096
Hotels, Restaurants & Leisure — 2.5%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	290,000	288,905 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	500,000	510,828 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	160,000	167,650
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	310,000	287,993 (a)
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	212,847
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,633
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	200,000	209,818 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	$200,000	$200,658 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	265,730
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	120,000	120,746 (b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	204,745
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	196,788
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	304,399
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	240,162 (a)
Total Hotels, Restaurants & Leisure				3,219,902
Household Durables — 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	191,612
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	190,612
TopBuild Corp., Senior Notes	5.625%	1/31/34	200,000	199,414 (a)
Total Household Durables				581,638
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	202,444
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	150,000	121,208
Total Specialty Retail				323,652

Total Consumer Discretionary				6,979,827
Consumer Staples — 3.7%
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	787,527
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	63,535
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	93,783
Total Beverages				944,845
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	130,000	126,815
Food Products — 0.9%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	204,800 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	249,924
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	300,000	315,451 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	140,000	145,987 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	101,603
Mars Inc., Senior Notes	5.650%	5/1/45	110,000	111,661 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	50,000	50,683 (a)
Total Food Products				1,180,109
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	884,066
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	253,332
BAT Capital Corp., Senior Notes	6.250%	8/15/55	110,000	115,101
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	340,641 (a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	90,324
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	322,786
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	346,961
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	89,239
Total Tobacco				2,442,450

Total Consumer Staples				4,694,219
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 12.0%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	$200,000	$182,020
Oil, Gas & Consumable Fuels — 11.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	257,699 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	130,000	130,852 (a)
APA Corp., Senior Notes	6.000%	1/15/37	106,000	103,854
APA Corp., Senior Notes	5.250%	2/1/42	39,000	31,613
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	120,000	124,444 (c)(d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	200,505
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	50,000	51,114 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	309,548 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	915,150
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	59,630
Continental Resources Inc., Senior Notes	4.900%	6/1/44	60,000	49,074
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	308,279
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	120,687
Ecopetrol SA, Senior Notes	5.875%	11/2/51	130,000	96,395
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	200,000	199,843 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	330,000	341,620 (c)(d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,874
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	181,785
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,844
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	40,818
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	346,187
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	360,000	356,098
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	59,729
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	427,624 (d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	120,714
Expand Energy Corp., Senior Notes	6.750%	4/15/29	170,000	171,789 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	70,000	71,998
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	350,000	368,430 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	430,000	440,821 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,321,363
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	522,576
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	216,168
ONEOK Inc., Senior Notes	6.050%	9/1/33	360,000	381,873
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	196,977
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	140,000	137,900
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	82,426
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	282,147
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	164,322
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	282,991
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Sunoco LP, Senior Notes	5.625%	3/15/31	$500,000	$496,624 (a)
Targa Resources Corp., Senior Notes	5.500%	2/15/35	300,000	305,453
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	137,111
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	499,179
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	470,983
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	237,176
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	305,196
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	80,000	85,024 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	380,000	386,591
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	685,958
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	87,879
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	53,288
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	42,738
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	740,663
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	35,553
Total Oil, Gas & Consumable Fuels				15,097,177

Total Energy				15,279,197
Financials — 35.3%
Banks — 18.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	204,596 (a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	214,086 (a)(c)(d)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	208,602 (a)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	407,768
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	192,568
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	343,121
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	460,000	481,045 (d)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	345,316
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,099,651
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	610,000	625,066 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	386,906 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	377,586 (d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	230,000	240,156 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	648,700 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	1,005,520 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	250,000	262,563 (a)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	371,726 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	420,000	430,418 (a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	321,930
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes	5.875%	1/30/42	$240,000	$254,576
Citigroup Inc., Senior Notes (5.174% to 9/11/35 then SOFR + 1.488%)	5.174%	9/11/36	390,000	394,110 (d)
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	431,850
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	418,822
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	266,094 (d)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	460,794
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	324,966
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	370,000	367,847 (a)(d)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	305,823 (a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	303,741 (c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	306,814 (c)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	205,174
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	370,000	381,965 (d)
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	352,866 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	915,128 (d)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	398,259 (d)
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	260,000	269,874 (d)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	200,735 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	200,000	247,293 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	264,445 (a)(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	40,346 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	310,000	318,997 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	455,661
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	461,780
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	460,000	477,207 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	292,399 (c)(d)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	410,000	420,566 (d)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	480,000	494,140 (d)
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	400,000	396,467 (d)
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	220,000	232,000 (a)(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	409,374 (a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.190%)	5.540%	7/8/31	370,000	372,214 (d)
Swedbank AB, Senior Notes	5.407%	3/14/29	310,000	321,106 (a)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	170,000	176,545 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	$200,000	$210,792 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	160,000	169,577 (d)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	249,171 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	319,776 (d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	680,000	695,059 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	450,000	472,839 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	230,000	241,463 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	420,393
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	515,064
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	101,946
Total Banks				23,503,382
Capital Markets — 7.5%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	490,000	496,263
Ares Management Corp., Senior Notes	5.600%	10/11/54	180,000	174,268
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	80,000	79,751
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	300,698 (c)(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	278,366 (d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	653,864 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	420,000	447,788 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	50,000	44,889
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	450,391
Credit Suisse AG AT1 Claim	—	—	1,700,000	0 *(e)(f)(g)
Credit Suisse USA LLC, Senior Notes	7.125%	7/15/32	40,000	46,046
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	160,000	166,393 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	106,272 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	626,485
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	350,000	365,514 (d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	717,357
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	472,137
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	170,000	170,928 (a)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	232,316
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	247,901
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	101,149
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	210,000	221,662 (d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	131,925 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	50,000	52,440 (d)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	71,073
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	490,000	486,701
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	260,365 (c)(d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	$200,000	$216,184 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	345,770 (a)(c)(d)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	200,000	199,116 (a)(d)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	340,000	354,068 (a)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	251,211 (a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	419,305 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	313,330 (a)(d)
Total Capital Markets				9,501,926
Consumer Finance — 0.8%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	600,000	610,620 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	270,000	285,397 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	157,354 (d)
Total Consumer Finance				1,053,371
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	300,000	296,906 (b)
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	60,000	59,693 (d)
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	109,342 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	99,032
ILFC E-Capital Trust I, Ltd. GTD	6.270%	12/21/65	470,000	397,560 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.520%	12/21/65	270,000	231,920 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	620,000	628,872 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	320,000	326,300
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	170,000	174,469
Total Financial Services				2,324,094
Insurance — 6.2%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	508,543 (d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	77,183
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	490,000	496,143
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	400,000	408,323
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	450,000	482,015
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	238,522
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	40,000	41,046
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	310,000	319,136
Brown & Brown Inc., Senior Notes	6.250%	6/23/55	10,000	10,531
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	300,000	317,893 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	503,998 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	210,000	218,667 (a)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,211,535
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	280,000	297,751 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	$240,000	$258,646 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	220,000	236,944 (a)
Pacific Life Insurance Co., Subordinated Notes	5.950%	9/15/55	230,000	237,928 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	128,590 (d)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	183,520 (d)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	199,534
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	190,000	201,755 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	459,531 (a)
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	280,000	290,275
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	580,000	595,758 (a)
Total Insurance				7,923,767
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	490,932 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	120,000	122,455
Total Mortgage Real Estate Investment Trusts (REITs)				613,387

Total Financials				44,919,927
Health Care — 5.3%
Biotechnology — 1.0%
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	766,750
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	299,440
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	109,823
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	62,788
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,983
Total Biotechnology				1,284,784
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	80,000	70,751
Stryker Corp., Senior Notes	5.200%	2/10/35	260,000	268,226
Total Health Care Equipment & Supplies				338,977
Health Care Providers & Services — 3.4%
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	410,000	421,619
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	98,282
Centene Corp., Senior Notes	3.375%	2/15/30	60,000	55,234
Cigna Group, Senior Notes	4.800%	8/15/38	280,000	267,313
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	150,000	157,716 (d)
CVS Health Corp., Senior Notes	4.780%	3/25/38	560,000	525,094
Dartmouth-Hitchcock Health, Secured Notes	4.178%	8/1/48	100,000	79,359
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	208,237
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	106,044
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	210,001
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	320,811
HCA Inc., Senior Notes	6.200%	3/1/55	390,000	402,864
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	$280,000	$273,949 (a)
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	97,316
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	128,113
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	72,913
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	200,000	208,967
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	139,441
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	100,000	103,414
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	120,000	120,295
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	260,000	258,776
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	80,000	83,466
Total Health Care Providers & Services				4,339,224
Pharmaceuticals — 0.6%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	68,726 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	140,000	152,981
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	290,900
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	228,924
Total Pharmaceuticals				741,531

Total Health Care				6,704,516
Industrials — 5.9%
Aerospace & Defense — 1.9%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	150,000	148,243 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	900,000	995,634
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	214,406
General Electric Co., Senior Notes	4.900%	1/29/36	260,000	263,727
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	249,136
Hexcel Corp., Senior Notes	5.875%	2/26/35	270,000	282,516
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	198,116
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	97,312
Total Aerospace & Defense				2,449,090
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	180,000	188,167
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	340,000	352,452 (a)
Commercial Services & Supplies — 0.7%
Rollins Inc., Senior Notes	5.250%	2/24/35	110,000	112,015
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	483,204
Waste Management Inc., Senior Notes	4.650%	3/15/30	320,000	326,666
Total Commercial Services & Supplies				921,885
Construction & Engineering — 0.2%
AECOM, Senior Notes	6.000%	8/1/33	230,000	235,338 (a)
Ground Transportation — 0.4%
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	210,000	208,226
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	250,117
Total Ground Transportation				458,343
Industrial Conglomerates — 0.9%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	320,000	331,089
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrial Conglomerates — continued
Honeywell International Inc., Senior Notes	5.000%	2/15/33	$350,000	$360,211
Siemens Funding BV, Senior Notes	5.800%	5/28/55	370,000	397,655 (a)
Total Industrial Conglomerates				1,088,955
Machinery — 0.3%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	197,808
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	230,000	238,713
Total Machinery				436,521
Passenger Airlines — 0.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	27,500	27,536 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	192,375
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	440,000	433,595 (a)
Total Passenger Airlines				653,506
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	329,686
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	200,000	204,120 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	156,362 (a)
Total Trading Companies & Distributors				690,168

Total Industrials				7,474,425
Information Technology — 4.5%
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Inc., Senior Notes	4.350%	2/15/30	300,000	301,573
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	112,595
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	151,659 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	190,000	189,069
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	250,000	263,852 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	450,044 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	230,000	244,629 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	115,031
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,477
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	58,064
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	51,045
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	71,806
Micron Technology Inc., Senior Notes	5.800%	1/15/35	150,000	157,877
Micron Technology Inc., Senior Notes	6.050%	11/1/35	150,000	160,355
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	60,727
Total Semiconductors & Semiconductor Equipment				2,396,803
Software — 2.3%
Autodesk Inc., Senior Notes	5.300%	6/15/35	90,000	92,526
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	883,433
Oracle Corp., Senior Notes	4.800%	9/26/32	70,000	70,108
Oracle Corp., Senior Notes	5.200%	9/26/35	80,000	80,471
Oracle Corp., Senior Notes	5.875%	9/26/45	350,000	351,153
Oracle Corp., Senior Notes	6.000%	8/3/55	370,000	371,701
Oracle Corp., Senior Notes	5.950%	9/26/55	320,000	319,237
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	273,890
Synopsys Inc., Senior Notes	5.000%	4/1/32	130,000	132,890
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.150%	4/1/35	$180,000	$183,177
Synopsys Inc., Senior Notes	5.700%	4/1/55	130,000	131,293
Total Software				2,889,879
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	3.750%	11/13/47	330,000	267,285
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	39,012
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	100,000	95,703
Total Technology Hardware, Storage & Peripherals				402,000

Total Information Technology				5,688,682
Materials — 4.6%
Chemicals — 0.9%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	888,861
OCP SA, Senior Notes	6.750%	5/2/34	200,000	217,646 (a)
Total Chemicals				1,106,507
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	200,000	206,150 (a)
Metals & Mining — 3.4%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	469,953
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	166,976
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	191,267
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	40,000	41,236 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	310,000	320,732 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	202,392
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	484,401 (a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	147,363 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	140,000	146,490 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	454,751
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,290,169
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	350,606
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	26,740
Total Metals & Mining				4,293,076
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	251,236

Total Materials				5,856,969
Real Estate — 0.7%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	197,538
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	140,000	142,155 (a)
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	77,427
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	180,000	183,197 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	280,000	280,907 (a)
Total Specialized REITs				464,104

Total Real Estate				881,224
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 6.9%
Electric Utilities — 6.1%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	$110,000	$110,249 (d)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	190,000	190,742 (d)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	370,000	384,588
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	280,000	286,646
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	310,000	313,588
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	187,711
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	204,098 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	240,000	255,445
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	240,000	248,097
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	210,000	204,197 (c)(d)
Electricite de France SA, Senior Notes	5.750%	1/13/35	400,000	415,717 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	330,000	330,292 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	280,000	287,299
Georgia Power Co., Senior Notes	4.850%	3/15/31	190,000	195,228
Georgia Power Co., Senior Notes	5.200%	3/15/35	360,000	369,163
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	50,000	48,426
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	90,000	91,267
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	190,000	190,765 (a)(b)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	93,587 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	200,000	206,220 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	100,000	103,493 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	133,262
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	15,169
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	206,172
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	150,946
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	119,950
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	29,099
PPL Electric Utilities Corp., First Mortgage Bonds	5.550%	8/15/55	50,000	50,468
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	370,000	374,917
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	260,000	256,621 (a)
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	250,000	247,178 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	237,200
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	100,000	100,932
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	62,000	61,846 (d)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	525,641
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	210,000	221,569 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	340,000	352,132 (a)
Total Electric Utilities				7,799,920
Gas Utilities — 0.2%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	220,000	230,711
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — 0.5%
AES Andes SA, Senior Notes	6.250%	3/14/32	$200,000	$209,635 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	120,000	118,065 (d)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	260,000	259,076 (a)
Total Independent Power and Renewable Electricity Producers				586,776
Multi-Utilities — 0.1%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	110,000	112,220
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	80,000	77,586
Total Multi-Utilities				189,806

Total Utilities				8,807,213
Total Corporate Bonds & Notes (Cost — $114,962,666)				117,051,227
Sovereign Bonds — 2.9%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	28,274	20,620
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	292,972	153,664
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	380,161	222,869 (a)
Total Argentina				397,153
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	338,085
Canada — 0.6%

Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	823,234
Mexico — 1.5%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	400,000	406,324 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	206,730
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	280,000	280,140
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	200,000	210,702
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	162,550
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	278,352
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	303,648
Total Mexico				1,848,446
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	213,190 (a)

Total Sovereign Bonds (Cost — $3,575,807)				3,620,108
U.S. Government & Agency Obligations — 1.4%
U.S. Government Obligations — 1.4%
U.S. Treasury Bonds	4.875%	8/15/45	10,000	10,224
U.S. Treasury Bonds	4.750%	5/15/55	520,000	521,787
U.S. Treasury Notes	3.625%	8/31/30	100,000	99,500
U.S. Treasury Notes	3.625%	9/30/30	460,000	457,682
U.S. Treasury Notes	3.875%	9/30/32	140,000	139,552
U.S. Treasury Notes	4.250%	8/15/35	490,000	494,020

Total U.S. Government & Agency Obligations (Cost — $1,720,084)				1,722,765
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds — 1.2%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	$650,000	$777,958
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	95,219
Total California				873,177
Florida — 0.1%

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	151,493
Illinois — 0.2%

Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	238,461	253,510
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	270,000	287,100

Total Municipal Bonds (Cost — $1,674,237)				1,565,280
Asset-Backed Securities — 0.7%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	350,000	354,010 (a)(d)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	232,795	240,862 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	102,495	99,151 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	135,450	133,708 (a)

Total Asset-Backed Securities (Cost — $818,468)				827,731
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $143,068)	7.663%		5,725	138,831 (d)
Total Investments before Short-Term Investments (Cost — $122,894,330)				124,925,942

Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,298,866)	4.101%		1,298,866	1,298,866 (h)(i)
Total Investments — 99.4% (Cost — $124,193,196)				126,224,808
Other Assets in Excess of Liabilities — 0.6%				805,730
Total Net Assets — 100.0%				$127,030,538

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Investment Grade Income Fund Inc.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $1,298,866 and the cost was $1,298,866 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	79	12/25	$16,444,020	$16,463,477	$19,457
U.S. Treasury 5-Year Notes	42	12/25	4,581,164	4,586,203	5,039
U.S. Treasury Long-Term Bonds	5	12/25	571,470	582,969	11,499
					35,995
Contracts to Sell:
U.S. Treasury 10-Year Notes	3	12/25	338,901	337,500	1,401
U.S. Treasury Ultra 10-Year Notes	143	12/25	16,319,191	16,456,173	(136,982)
U.S. Treasury Ultra Long-Term Bonds	3	12/25	358,003	360,188	(2,185)
					(137,766)
Net unrealized depreciation on open futures contracts					$(101,771)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$117,051,227	$0*	$117,051,227
Sovereign Bonds	—	3,620,108	—	3,620,108
U.S. Government & Agency Obligations	—	1,722,765	—	1,722,765
Municipal Bonds	—	1,565,280	—	1,565,280
Asset-Backed Securities	—	827,731	—	827,731
Preferred Stocks	—	138,831	—	138,831
Total Long-Term Investments	—	124,925,942	0 *	124,925,942
Short-Term Investments†	$1,298,866	—	—	1,298,866
Total Investments	$1,298,866	$124,925,942	$0 *	$126,224,808
Other Financial Instruments:
Futures Contracts††	$37,396	—	—	$37,396
Total	$1,336,262	$124,925,942	$0 *	$126,262,204
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$139,167	—	—	$139,167

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$771,867	$33,756,070	33,756,070	$33,229,071	33,229,071

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$39,985	—	$1,298,866

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report